UNITED STATES
                SECURITIES AND EXCHANGE COMMISSION
                      Washington, D.C. 20549

                              FORM 13F

                        FORM 13F COVER PAGE

Report for the Calendar Quarter Ended December 31, 2009

Check here if Amendment; [ ] Amendment Number:

This Amendment (Check [ ] is a restatement
only one);            [ ] adds new holdings entries

Institutional Investment Manager Filing this Report:

Name:             Diamond Capital Management Inc.
Address:          Dorinco 100
                  Midland, MI 48674
13F File Number:  28-7248

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:             Kenneth J. Van Heel
Title:            President, Diamond Capital Management Inc.
Phone:            989-636-1915

Signature, Place, and Date of Signing:

/S/ KENNETH J. VAN HEEL, MIDLAND, MICHIGAN, (December 7, 2009)
Report Type (Check one only):

[ X ] 13F HOLDINGS REPORT
[   ] 13F NOTICE
[   ] 13F COMBINATION REPORT

List of Other Managers
Reporting for this Manager:
I AM SIGNING THIS REPORT AS REQUIRED BY THE SECURITIES
AND EXCHANGE ACT OF 1934.

                      FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:      0
Form 13F Information Table Entry Total: 41
Form 13F Information table Value Total(x 1000): $702,542



		                                 		Shares      (a)    (b)    (c)    Mgrs (a)   (b)   (c)
Name of Issuer		Class    CUSIP     	FMVx1000 	Call/Put(a) Sole   Share  Shared       Sole Share None
	                                                        	           as Def Other



SPDR TR			Comm	78462F103	301,955		 2,709,573 	X		      2,709,573
IShares MSCI Emerg Mrkt	Comm	464287234	 67,793		 1,633,578 	X		      1,633,578
ISHARES S&P500 INDEX 	Comm	464287200	 65,567		   586,412	X			586,412
DIAMONDS TRUST SERIES 1	Comm	252787106	 40,077		   385,100	X			385,100
ISHARES S&P 100 INDEX	Comm	464287101	 36,288		   705,300	X			705,300
ISHARES RUSSEL VAL	Comm	464287598	 24,883		   433,500	X			433,500
SPDR UTILITIES INDEX	Comm	81369Y886	 23,789		   766,910	X			766,910
VANGUARD LARGE CAPE	Comm	922908637	 16,657		   328,744	X			328,744
ENERGY SELECT SECTOR	Comm	81369Y506	 16,312		   286,125	X			286,125
SPDR HEALTH CARE	Comm	81369Y209	 15,119		   486,600	X			486,600
SPDR FINANCIAL INDEX	Comm	81369Y605	 11,530		   800,700	X			800,700
DEERE & COMPANY		Comm	244199105	  8,586		   158,730	X			158,730
SPDR CONSUMER STAPLES	Comm	81369Y308	  7,412		   280,000	X			280,000
AT&T CORP		Comm	00206R102	  6,447		   230,000	X			230,000
SUNCOR ENERGY INC	Comm	867224107	  5,844		   165,500	X			165,500
RESEARCH IN MOTION	Comm	760975102	  4,728		    70,000	X			 70,000
ENTROPIC COMMUNICATIONS	Comm	29384R105	  4,534		 1,476,954	X		      1,476,954
BAKER HUGHES		Comm	057224107	  4,360		   107,720	X			107,720
NOKIA CORP		Comm	654902204	  4,163		   324,000	X			324,000
WEATHERFORD INTERNATL	Comm	H27013103	  3,791		   211,700	X			211,700
NEUROGESX INC		Comm	641252101	  3,539		   459,032	X			459,032
ELECTRONIC ARTS INC	Comm	285512109	  3,479		   196,000	X			196,000
CISCO SYS INC		Comm	17275R102	  3,093		   129,200 	X			129,200
INSULET			Comm	45784P101	  2,946		   206,315 	X			206,315
VALERO ENERGY		Comm	91913Y100	  2,512		   150,000 	X			150,000
GOLDMAN SACHS GROUP	Comm	38141G104	  2,448		    14,500 	X			 14,500
QUALCOM			Comm	747525103	  2,359		    51,000 	X			 51,000
SUNPOWER CORPORATION	Comm	867652109	  1,911		    80,700 	X			 80,700
MICROSOFT CORP		Comm	594918104	  1,829		    60,000 	X			 60,000
KIMBERLY CLARK CORP	Comm	494368103	  1,428		    22,420 	X			 22,420
HONEYWELL INC		Comm	438516106	  1,388		    35,400 	X			 35,400
S&P Homebuilders ETF	Comm	78464A888	  1,179		    78,000 	X			 78,000
PATRIOT COAL CORP	Comm	70336T104	    773		    50,000 	X			 50,000
SPDR TR			Comm	74347R107	    765		    20,000 	X			 20,000
GENERAL ELEC CO		Comm	369604103	    696		    46,000 	X			 46,000
Arch Coal, Inc		Comm	039380100	    601		    27,000 	X			 27,000
Allegheny Energy Inc.	Comm	017361106	    470		    20,000 	X			 20,000
BOSTON SCIENTIFIC CORP	Comm	101137107	    441		    49,000 	X			 49,000
BOEING COMPANY		Comm	097023105	    356		     6,570 	X			  6,570
BANKAMERICA CORP	Comm	060505104	    256		    17,000 	X			 17,000
AETNA INC		Comm	00817Y108	    238		     7,500 	X			  7,500



GRAND TOTALS				        702,542


